FEDERATED ADVISER SERIES

Federated Hermes Funds]

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

March 13, 2020

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED ADVISER SERIES (the “Trust”)

Federated Hermes U.S. SMID Fund (the “Fund”)

Class A Shares

Class C Shares

Class R6 Shares

Institutional Shares

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Post-Effective Amendment No. 30 under the Securities Act of 1933 and Amendment No. 31 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective June 1, 2020 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Federated Hermes U.S. SMID Fund as a portfolio of the Trust.

This Fund may be marketed through banks, savings associations or credit unions.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (412) 288-8652.

Very truly yours,

/s/M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures